Schedule of significant temporary differences, unused tax credits, and unused tax losses (Details) - CAD ($)	May 31, 2019	May 31, 2018
Deferred tax assets:
Unrecognized deferred tax assets	$ 5,139,132	$ 4,231,322
Mineral expenditures and capital assets
Deferred tax assets:
Unrecognized deferred tax assets	5,752,246	5,628,645
Share issue costs
Deferred tax assets:
Unrecognized deferred tax assets	674,367	281,884
Non-capital losses and other
Deferred tax assets:
Unrecognized deferred tax assets	$ 15,487,395	$ 12,383,172